Statement of Changes in Shareholder's Equity - 1 months ended Feb. 28, 2025 - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]	Retained Earnings [Member]	Total
Balance as of February 5, 2025 (Inception) at Feb. 04, 2025
Balance, shares at Feb. 04, 2025	[1]
Issuance of class A ordinary share			[1]
Issuance of class A ordinary share, shares	[1]	1
Ending balance, value at Feb. 28, 2025			[1]
Balance, shares at Feb. 28, 2025	[1]	1

[1]	Amount less than $1